COMMITMENTS AND CONTINGENCY (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due, Current	$ 78,833
Operating Leases, Future Minimum Payments, Due in Two Years	72,264
Operating Leases, Rent Expense	$ 105,092	$ 111,552	$ 94,590
Contingency, Description	The Labor Contract Law of the Peoples Republic of China requires employers to assure the liability of the severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008.
Expected Severance Cost	$ 429,256	$ 462,015
Management Employees [Member]
Other Commitments [Line Items]
Employment Contracts Terms	3 years
Non Management Employees [Member]
Other Commitments [Line Items]
Employment Contracts Terms	1 year